UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	01/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund

January 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--14.2%	Principal Amount ($)		Value ($)
HSBC Bank PLC (London)
0.30%, 5/9/11	15,000,000		15,000,101
ING Bank (London)
0.29%, 2/18/11	15,000,000		15,000,000
Mizuho Corporate Bank (Yankee)
0.31%, 4/25/11	20,000,000		20,000,000
Nordea Bank Finland (Yankee)
0.25%, 2/1/11	20,000,000		20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $70,000,101)			70,000,101
Commercial Paper--26.3%
Credit Agricole NA
0.27%, 2/14/11	25,000,000		24,997,563
Credit Suisse
0.28%, 3/21/11	20,000,000		19,992,533
JPMorgan Chase & Co.
0.25%, 2/22/11	20,000,000	a	19,997,083
NRW Bank
0.42%, 2/8/11	20,000,000	a	19,998,367
Societe Generale N.A. Inc.
0.41%, 4/8/11	20,000,000		19,984,967
Swedbank (ForeningsSparbanken AB)
0.35%, 2/17/11	25,000,000		24,996,111
Total Commercial Paper
(cost $129,966,624)			129,966,624
Asset-Backed Commercial Paper--30.4%
Argento Variable Funding Ltd.
0.31%, 4/21/11	20,000,000	a	19,986,394
Autobahn Funding Company
0.28%, 2/14/11	25,000,000	a	24,997,472
Cancara Asset Securitization
0.26%, 2/10/11	25,000,000	a	24,998,375
CHARTA
0.45%, 2/7/11	20,000,000	a	19,998,500
Market Street Funding LLC
0.28%, 2/3/11	20,000,000	a	19,999,689
Mont Blanc Capital Corp.
0.30%, 3/9/11	20,000,000	a	19,994,000
Sheffield Receivables Corp.
0.25%, 2/10/11	20,000,000	a	19,998,750
Total Asset-Backed Commercial Paper
(cost $149,973,180)			149,973,180
Time Deposits--12.2%
Commerzbank (Grand Cayman)
0.17%, 2/1/11	20,000,000		20,000,000

Dexia Credit Local (Grand Cayman)
0.21%, 2/1/11	20,000,000	20,000,000
Natixis (Grand Cayman)
0.20%, 2/1/11	20,000,000	20,000,000
Total Time Deposits
(cost $60,000,000)		60,000,000
Repurchase Agreements--16.8%
Barclays Capital, Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$13,000,076 (fully collateralized by $11,625,300 U.S.
Treasury Notes, 4.63%, due 11/15/16, value
$13,260,023)	13,000,000	13,000,000
Credit Suisse Securities LLC
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$30,000,175 (fully collateralized by $36,086,000
Government National Mortgage Association, 0%-6.50%,
due 10/15/38-1/20/41, value $30,600,866)	30,000,000	30,000,000
Merrill Lynch & Co. Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$30,000,175 (fully collateralized by $31,258,000
International Bank for Reconstuction and Development,
0.75%, due 11/29/13, value $30,600,603)	30,000,000	30,000,000
UBS Securities LLC
0.22%, dated 1/31/11, due 2/1/11 in the amount of
$10,000,061 (fully collateralized by $13,566,000
Resolution Funding Corp. Strips, due
10/15/18-1/15/22, value $10,200,254)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $83,000,000)		83,000,000
Total Investments (cost $492,939,905)	99.9%	492,939,905
Cash and Receivables (Net)	.1%	300,706
Net Assets	100.0%	493,240,611

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to $189,968,630 or 38.5% of net assets.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	492,939,905
Level 3 - Significant Unobservable Inputs	-
Total	492,939,905

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund

January 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--86.5%	of Purchase (%)	Amount ($)	Value ($)
2/3/11	0.11	44,525,000	44,524,725
2/10/11	0.11	47,000,000	46,998,670
2/17/11	0.12	141,969,000	141,961,500
2/24/11	0.14	29,000,000	28,997,326
3/3/11	0.13	39,016,000	39,011,794
3/10/11	0.15	5,000,000	4,999,255
3/24/11	0.13	50,000,000	49,991,146
4/7/11	0.16	80,000,000	79,977,611
5/12/11	0.15	66,000,000	65,973,417
5/26/11	0.19	25,000,000	24,984,958
Total U.S. Treasury Bills
(cost $527,420,402)			527,420,402

U.S. Treasury Notes--17.5%
2/28/11	0.14	4,175,000	4,177,284
5/2/11	0.16	37,000,000	37,063,517
5/2/11	0.20	50,000,000	50,576,159
6/30/11	0.18	15,000,000	15,057,447
Total U.S. Treasury Notes
(cost $106,874,407)			106,874,407
Total Investments (cost $634,294,809)		104.0%	634,294,809
Liabilities, Less Cash and Receivables		(4.0%)	(24,465,118)
Net Assets		100.0%	609,829,691

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	634,294,809
Level 3 - Significant Unobservable Inputs	-
Total	634,294,809

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	Friday, March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	Friday, March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	Friday, March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)